Goodwill and intangible assets - Disclosure of sensitivity of the value in use to key judgements in the calculations (Details) - Barclays US Consumer Bank - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of information for cash-generating units [line items]
Carrying value	£ 4,203
Value in use	6,879
Value in use exceeding carrying value	£ 2,676	£ 353
Discount rate	16.80%
Sensitivity of key judgements
100bps increase in the discount rate	£ (561)
100bps decrease in terminal growth rate	(361)
50bps increase to allocated capital rate	(229)
10% reduction in forecasted cash flows	£ (881)
Discount rate
Sensitivity of key judgements
Change required to reduce headroom to zero	0.066
Terminal growth rate
Sensitivity of key judgements
Change required to reduce headroom to zero	(0.131)
Allocated capital rate
Sensitivity of key judgements
Change required to reduce headroom to zero	0.058
Cash flows
Sensitivity of key judgements
Change required to reduce headroom to zero	(0.304)